Income Taxes	3 Months Ended
Dec. 31, 2010
Income Taxes

Note 4—Income Taxes:

Temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes (the loss carry-forward described above) give rise to the Company’s deferred income taxes. The components of the Company’s deferred tax assets as of December 31, 2010 are as follows:

	Federal	State	Total
Deferred tax assets:
Organization costs	$2,400	$400	$2,800

Total deferred tax assets	$2,400	$400	$2,800
Valuation allowance	(2,400)	(400)	(2,800)

Net deferred tax assets	$—	$—	$—

As the ultimate realization of the potential benefits of the Company’s deferred tax assets is considered uncertain by management, the Company has offset the deferred tax assets attributable to those potential benefits through valuation allowances in 2010. Accordingly, the Company did not recognize any benefit from income taxes in the accompanying statement of operations to offset its pre-tax losses. The reason for the difference between the amount computed by applying the statutory federal income tax rate to losses before income tax benefit and the actual income tax benefit for the year ended December 31, 2010 is due to capitalization of organization costs for tax purposes and the valuation allowance. The valuation allowance increased $2,800 during 2010.